                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    5/15/2001
         ----------------------- --------------------- ----------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-
    [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $52,363
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28-                    Red Coat Group, L.L.C.

         [Repeat as necessary.]
























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

                                                            FORM 13F
                                                         March 31, 2001
   COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   ---------         --------   --------       --------       --------             ---------       --------        --------
                                                                           INVESTMENT DISCRETION                VOTING AUTHORITY
                                                                           ---------------------                ----------------
                     TITLE                               SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)  (B)   (C)
NAME OF ISSUER       CLASS      CUSIP           VALUE    PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE SHARE NONE
-------------------  -----      -----           -----    -------   --- ----   ----    -----  -----  --------    ---- ----- ----
ABERCROMBIE &
 FITCH Cl A         COMMON        002896207       1,145   35,000               X                                    X
                                                    327   10,000                              X       1             X
ADELPHIA            COMMON        006848105       2,031   50,157               X                                    X
                                                    648   16,000                              X       1             X
AMERICAN EAGLE
  OUTFITTERS        COMMON        02553E106       3,566  124,030               X                                    X
                                                    891   31,000                              X       1             X
AT&TCORP LIBERTY
  MEDIA             COMMON        001957208         687   49,043               X                                    X
                                                    560   40,000                              X       1             X
BARNES & NOBLE      COMMON        067774109       1,090   45,625               X                                    X
                                                    370   15,500                              X       1             X
BJ' WHOLESALE       COMMON        05548J106       1,408   29,424               X                                    X
CABLEVISION         COMMON        12868C109       1,632   23,200               X                                    X
CENDANT CORPORATION COMMON        151313103       1,690  115,825               X                                    X
                                                    438   30,000                              X       1             X
DELL COMPUTER
  CORPORATION       COMMON        247025109         639   24,222               X                                    X
ELECTRONIC ARTS     COMMON        285512109       1,998   36,824               X                                    X
                                                    543   10,000                              X       1             X
EXPEDIA INC         COMMON        G3529L102         385   71,685               X                                    X
FOSTER WHEELER
  CORPORATION       COMMON        350244109         885   49,285               X                                    X
                                                    198   11,000                              X       1             X
FLAG TELECOM        COMMON        350244109         616   34,285               X                                    X
FLEXTRONICS         COMMON        Y2573F102         196   13,095               X                                    X
GEMSTAR-TV GUIDE    COMMON        36866W106       1,292   44,952               X                                    X
                                                    544   18,929                              X       1             X
GLOBAL CROSSING     COMMON        G3921A100         421   31,202               X                                    X
HOME DEPOT          COMMON        437076102       1,087   25,222               X                                    X
K-SWISS INC         COMMON        482686102         316   12,320               X                                    X
LEGGETT & PLATT     COMMON        524660107         917   45,156               X                                    X
                                                    404   21,000                              X       1             X
LIBERTY DIGITAL
  INC.              COMMON        530436104       1,246  199,439               X                                    X
                                                    438   60,500                              X       1             X
LINENS N THINGS     COMMON        535679104       1,100   40,000               X                                    X


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                                                    960   34,919                              X       1             X
MATTEL INC          COMMON        577081102       1,216   68,532               X                                    X
                                                    461   26,000                              X       1             X
METRO-GOLDWYN-MAYER
   INC.             COMMON        591610100       1,414   81,929               X                                    X
                                                    391   22,800                              X       1             X
MGM MIRAGE INC      COMMON        552953101         548   21,825               X                                    X
                                                    251   10,000                              X       1             X
NORDSTROM, INC.     COMMON        655664100       1,002   61,541               X                                    X
                                                    195   12,000                              X       1             X
NTL INC             COMMON        629407107         931   37,010               X                                    X
PACIFIC SUNWEAR
  OF CALIFORNIA     COMMON        694873100         797   28,968               X                                    X
PAXSON COMMUNI-
  CATIONS CORP.     COMMON        704231109         321   32,945               X                                    X
SCHERING PLOUGH     COMMON        806605101       1,172   32,095               X                                    X
                                                    402   11,000                              X       1             X
SEMICONDUCTOR
  HOLDERS           COMMON        816636203         489   11,786               X                                    X
SPANISH BROAD-
  CASTING SYSTEMS   COMMON        846425882         501   77,005               X                                    X
UNITED GLOBALCOM    COMMON        913247508         852   64,943               X                                    X
                                                    446   34,000                              X       1             X
USA NETWORKS        COMMON        902984103         670   28,000               X                                    X
                                                  1,082   45,216                              X       1             X
VENATOR GROUP       COMMON        922944103       3,036  220,000               X                                    X
                                                    828   60,000                              X       1             X
WASHINGTON MUTUAL   COMMON        939322103       1,424   26,000               X                                    X
                                                    657   12,000                              X       1             X
WESTERN DIGITAL
  CORPORATION       COMMON        958102105       1,843  387,184               X                                    X
                                                    765  160,700                              X       1             X




















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